Discontinued operations - Additional Information (Details) - Jun. 26, 2019	CNY (¥)	USD ($)
Discontinued Operations, Disposed of by Sale [Member] | Tantech Energy [Member]
Total Purchase price	¥ 6,500,000	$ 941,000